Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Selected quarterly financial data is as follows:

	For the Three Months Ended
	March 31	June 30	September 30	December 31
2013
Total revenues	$38,882	$43,354	$31,866	$43,845
Total expenses	$23,037	$28,669	$29,376	$40,644
Income before income tax expenses	$15,845	$14,685	$2,490	$3,201
Net income	$9,715	$9,135	$1,683	$2,065
Basic earnings per share	$3.42	$0.86	$0.10	$0.08
Diluted earnings per share	$0.86	$0.63	$0.10	$0.08
2012
Total revenues	$12,973	$17,350	$30,884	$32,421
Total expenses	$9,398	$14,662	$15,593	$26,166
Income before income tax expenses	$3,575	$2,688	$15,291	$6,255
Net income	$2,220	$1,658	$9,466	$3,741
Basic earnings per share	$0.71	$0.49	$2.90	$1.18
Diluted earnings per share	$0.49	$0.25	$1.00	$0.38